Financial Instruments - Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers between Level 1 and Level 2	$ 0		$ 0
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	21,441.7	[1]	19,730.4	[1]
Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	21,421.8		19,669.1
US Government Agencies Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,396.9		1,462.5
US States and Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	4,809.4		4,162.3
Domestic Corporate Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	8,606.4		7,942.6
Foreign Corporate Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	3,592.3		3,355.5
Residential Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	927.7		924.2
Commercial Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,375.8		1,407.0
Other Asset-Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	644.0		349.6
Redeemable Preferred Stock [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	69.3		65.4
Equity Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	19.9		61.3
Fair Value, Measurements, Recurring | Level 1
Assets, Fair Value Disclosure [Abstract]
Derivative Assets	0		0
Assets, Fair Value Disclosure	1,200.2		1,254.6
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 2
Assets, Fair Value Disclosure [Abstract]
Derivative Assets	0.3		49.1
Assets, Fair Value Disclosure	20,079.6		18,360.4
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	53.4		1.9
Fair Value, Measurements, Recurring | Level 3
Assets, Fair Value Disclosure [Abstract]
Derivative Assets	0		0
Assets, Fair Value Disclosure	162.2		164.5
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Assets	0.3		49.1
Assets, Fair Value Disclosure	21,442.0		19,779.5
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	53.4		1.9
Fair Value, Measurements, Recurring | Debt Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,198.4		1,237.5
Fair Value, Measurements, Recurring | Debt Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	20,079.3		18,311.3
Fair Value, Measurements, Recurring | Debt Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	144.1		120.3
Fair Value, Measurements, Recurring | Debt Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	21,421.8		19,669.1
Fair Value, Measurements, Recurring | US Government Agencies Debt Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,198.4		1,237.5
Fair Value, Measurements, Recurring | US Government Agencies Debt Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	198.5		225.0
Fair Value, Measurements, Recurring | US Government Agencies Debt Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring | US Government Agencies Debt Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,396.9		1,462.5
Fair Value, Measurements, Recurring | US States and Political Subdivisions Debt Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring | US States and Political Subdivisions Debt Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	4,808.2		4,161.0
Fair Value, Measurements, Recurring | US States and Political Subdivisions Debt Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1.2		1.3
Fair Value, Measurements, Recurring | US States and Political Subdivisions Debt Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	4,809.4		4,162.3
Fair Value, Measurements, Recurring | Domestic Corporate Debt Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring | Domestic Corporate Debt Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	8,548.2		7,911.4
Fair Value, Measurements, Recurring | Domestic Corporate Debt Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	58.2		31.2
Fair Value, Measurements, Recurring | Domestic Corporate Debt Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	8,606.4		7,942.6
Fair Value, Measurements, Recurring | Foreign Corporate Debt Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring | Foreign Corporate Debt Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	3,560.7		3,311.6
Fair Value, Measurements, Recurring | Foreign Corporate Debt Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	31.6		43.9
Fair Value, Measurements, Recurring | Foreign Corporate Debt Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	3,592.3		3,355.5
Fair Value, Measurements, Recurring | Residential Mortgage Backed Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring | Residential Mortgage Backed Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	927.7		924.2
Fair Value, Measurements, Recurring | Residential Mortgage Backed Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring | Residential Mortgage Backed Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	927.7		924.2
Fair Value, Measurements, Recurring | Commercial Mortgage Backed Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring | Commercial Mortgage Backed Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,368.3		1,399.5
Fair Value, Measurements, Recurring | Commercial Mortgage Backed Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	7.5		7.5
Fair Value, Measurements, Recurring | Commercial Mortgage Backed Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,375.8		1,407.0
Fair Value, Measurements, Recurring | Other Asset-Backed Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring | Other Asset-Backed Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	602.5		317.3
Fair Value, Measurements, Recurring | Other Asset-Backed Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	41.5		32.3
Fair Value, Measurements, Recurring | Other Asset-Backed Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	644.0		349.6
Fair Value, Measurements, Recurring | Redeemable Preferred Stock [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring | Redeemable Preferred Stock [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	65.2		61.3
Fair Value, Measurements, Recurring | Redeemable Preferred Stock [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	4.1		4.1
Fair Value, Measurements, Recurring | Redeemable Preferred Stock [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	69.3		65.4
Fair Value, Measurements, Recurring | Brokered Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	126.0		103.0
Fair Value, Measurements, Recurring | Equity Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1.8		17.1
Fair Value, Measurements, Recurring | Equity Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring | Equity Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	18.1		44.2
Fair Value, Measurements, Recurring | Equity Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	$ 19.9		$ 61.3

[1]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 135 for additional information on our accounting for discontinued products). At December 31, 2014, debt and equity securities with a fair value of approximately $3.6 billion, gross unrealized capital gains of $391.3 million and gross unrealized capital losses of $16.7 million and, at December 31, 2013, debt and equity securities with a fair value of approximately $3.7 billion, gross unrealized capital gains of $291.3 million and gross unrealized capital losses of $60.3 million were included in total debt and equity securities, but support our experience-rated and discontinued products. Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.